Property, Plant and Equipment (Tables)	12 Months Ended
Jun. 30, 2019
Property, plant and equipment [abstract]
Schedule of property, plant and equipment

	Buildings and facilities	Machinery and equipment	Communication networks	Others (i)	Total
Balance at June 30, 2017
Costs	39,653	10,078	54,220	4,728	108,679
Accumulated depreciation	(5,859)	(3,065)	(41,807)	(2,024)	(52,755)
Net book amount at June 30, 2017	33,794	7,013	12,413	2,704	55,924
Additions	1,935	1,749	1,741	1,627	7,052
Disposals	(109)	(45)	(86)	(17)	(257)
Deconsolidation (note 4.I.)	(36,459)	(9,511)	-	(507)	(46,477)
Assets incorporated by business combination	162	176	-	-	338
Impairment / recovery	(123)	-	-	-	(123)
Cumulative translation adjustment	8,043	2,428	3,202	956	14,629
Transfers	(2,632)	-	-	-	(2,632)
Depreciation charges (ii)	(1,697)	(1,276)	(2,307)	(1,070)	(6,350)
Balance at June 30, 2018	2,914	534	14,963	3,693	22,104
Costs	7,251	1,625	61,088	7,144	77,108
Accumulated depreciation	(4,337)	(1,091)	(46,125)	(3,451)	(55,004)
Net book amount at June 30, 2018	2,914	534	14,963	3,693	22,104
Transfers	133	13	-	(138)	8
Additions	122	68	3,218	1,591	4,999
Disposals	-	(1)	(30)	(11)	(42)
Cumulative translation adjustment	(67)	(14)	(391)	(32)	(504)
Depreciation charges (ii)	(302)	(65)	(2,649)	(1,226)	(4,242)
Balance at June 30, 2019	2,800	535	15,111	3,877	22,323
Costs	7,439	1,691	63,885	8,554	81,569
Accumulated depreciation	(4,639)	(1,156)	(48,774)	(4,677)	(59,246)
Net book amount at June 30, 2019	2,800	535	15,111	3,877	22,323

(i)	Includes furniture and fixtures and vehicles.
(ii)	As of June 30, 2019 and 2018, depreciation charges of property, plant and equipment were recognized: Ps. 3,881 and Ps. 3,304 in “Costs”, Ps. 286 and Ps. 184 in “General and administrative expenses” and Ps. 75 and Ps. 52 in “Selling expenses”, respectively in the Statements of Income (Note 23). In addition, a depreciation charge in the amount of Ps. 2,810, was recognized in “Discontinued operations” as of June 30, 2018.